RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transaction [Line Items]
SCHEDULE OF BONUS AND MILESTONES

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following EBITDA milestones. For the year ending December 31, 2021, no EBITDA milestones were met and no amounts have been recorded for the bonus milestones.

Bonus (Canadian Dollars)	EBITDA Milestones (Canadian Dollars)
$100,000	1st $1,000,000
$100,000	2nd $1,000,000
$100,000	3rd $1,000,000
$100,000	4th $1,000,000
$100,000	5th $1,000,000

SCHEDULE OF BONUS AND MARKET CAPITALIZATION MILESTONES

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following Market Capitalization by maintaining the below market cap for a period of 22 consecutive trading days:

Bonus (Shares)	Market Capitalization Milestone (U.S. Dollars)
5,000,000	$20,000,000
5,000,000	$40,000,000
5,000,000	$60,000,000
5,000,000	$80,000,000
5,000,000	$100,000,000

Mycotopia [Member]
Related Party Transaction [Line Items]
SCHEDULE OF BONUS AND MILESTONES

The Company will pay the CEO a bonus in Mycotopia restricted stock or restricted stock units based on the following EBITDA milestones. For the year ending December 31, 2021, no EBITDA milestones were met, and no amounts have been recorded for the bonus milestones.

Bonus	EBITDA Milestones
$100,000	1st $1,000,000
$100,000	2nd $1,000,000
$100,000	3rd $1,000,000
$100,000	4th $1,000,000
$100,000	5th $1,000,000

SCHEDULE OF BONUS AND MARKET CAPITALIZATION MILESTONES

The Company will pay the CEO a bonus in restricted stock or restricted stock units based on the following Mycotopia market capitalization by maintaining the below market cap for Mycotopia for a period of 22 consecutive trading days:

Bonus (Shares)	Market Capitalization Milestone
250,000	$30,000,000
250,000	$40,000,000
250,000	$60,000,000
250,000	$80,000,000
250,000	$100,000,000